Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s compensation philosophy and objectives and how the Company aligns executive compensation with the Company’s performance, see the section titled “COMPENSATION OF EXECUTIVE OFFICERS” beginning on page 15 of this Proxy Statement.

Pay Versus Performance Table for 2024

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2].	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Total Shareholder Return[5]	Net Income (millions)[6]
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$1,593,188	$1,894,422	$612,931	$681,719	$132	$13.4
2023	$1,080,496	$1,032,034	$512,266	$506,087	$93	$16.9
2022	$1,309,924	$1,338,787	$493,528	$503,144	$104	$18.2

[1] The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. O’Dell (our Chief Executive Officer and President) for each corresponding year in the “Total” column of the Summary Compensation Table. See “Compensation OF EXECUTIVE OFFICERS – 2024 Compensation – Summary Compensation Table” on page 17 of this Proxy Statement (and on page 17 of the 2024 Proxy Statement with respect to total compensation for 2022).

[2] The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. O’Dell, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to Mr. O’Dell during the applicable years. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. O’Dell’s total compensation for each year to determine the compensation actually paid:

Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. O’Dell (our Chief Executive Officer and President) for each corresponding year in the “Total” column of the Summary Compensation Table. See “Compensation OF EXECUTIVE OFFICERS – 2024 Compensation – Summary Compensation Table” on page 17 of this Proxy Statement (and on page 17 of the 2024 Proxy Statement with respect to total compensation for 2022).
PEO Total Compensation Amount	$ 1,593,188	$ 1,080,496	$ 1,309,924
PEO Actually Paid Compensation Amount	$ 1,894,422	1,032,034	1,338,787
Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO
2024	$1,593,188	$(624,650)	$925,884	$-	$-	$1,894,422
2023	$1,080,496	$(356,249)	$307,787	$-	$-	$1,032,034
2022	$1,309,924	$(307,146)	$336,009	$-	$-	$1,338,787

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	(i) Year End Fair Value of Equity Awards	(ii) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(iii) Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(vi) Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$830,050	$65,865	$-	$19,291	$-	$10,678	$925,884
2023	$345,443	$(18,480)	$-	$(27,180)	$-	$8,004	$307,787
2022	$317,700	$7,800	$-	$5,466	$-	$5,043	$336,009

(c)
The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)
No benefits were provided to Mr. O’Dell under any defined benefit or actuarial pension plans in 2024, 2023 or 2022.

[3] The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. O’Dell) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. O’Dell) included for purposes of calculating the average amounts in each applicable year are Kevin J. Beerman (Executive Vice President and Chief Financial Officer) and Bradley J. Ringwald (President of CFBank).

[4] The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. O’Dell), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amounts of compensation earned by or paid to the NEOs as a group (excluding Mr. O’Dell) during the applicable years. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. O’Dell) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Non-PEO NEO Average Total Compensation Amount	$ 612,931	512,266	493,528
Non-PEO NEO Average Compensation Actually Paid Amount	$ 681,719	506,087	503,144
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$612,931	$(199,260)	$268,048	$-	$-	$681,719
2023	$512,266	$(102,630)	$96,451	$-	$-	$506,087
2022	$493,528	$(95,523)	$105,139	$-	$-	$503,144

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested EquityYear over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year

Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year

					Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$229,860	$27,675	$-	$8,322	$-	$2,191	$268,048
2023	$102,630	$(6,439)	$-	$(1,733)	$-	$1,992	$96,451
2022	$100,605	$1,408	$-	$1,892	$-	$1,234	$105,139

(b)
No benefits were provided to Mr. Ringwald or Mr. Beerman under any defined benefit or actuarial pension plans in 2024, 2023 or 2022.

[5] Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

[6] The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Equity Valuation Assumption Difference, Footnote	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 132	93	104
Net Income (Loss)	$ 13,400,000	16,900,000	18,200,000
PEO Name	Mr. O’Dell
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (624,650)	(356,249)	(307,146)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	925,884	307,787	336,009
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	830,050	345,443	317,700
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,865	(18,480)	7,800
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,291	(27,180)	5,466
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,678	8,004	5,043
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	268,048	96,451	105,139
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(199,260)	(102,630)	(95,523)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	229,860	102,630	100,605
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,675	(6,439)	1,408
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,322	(1,733)	1,892
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,191	$ 1,992	$ 1,234